UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/06

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2006

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

The Critical Math Fund
PORTFOLIO REVIEW
July 31, 2006 (Unaudited)

	% of		% of
Top Holdings	Net Assets	Top Holdings by Industry	Net Assets
Occidental Petroleum Corp.	3.9%	Oil & Gas	8.6%
Carpenter Technology Corp.	3.1%	Iron & Steel	3.1%
SEACOR Holdings, Inc.	2.7%	Transportation	1.4%
EOG Resources, Inc.	2.0%	Other, Cash & Cash Equivalents	86.9%
Norfolk Southern Corp.	1.4%		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.
* excludes short-term investments.

TO SHAREHOLDERS OF THE CRITICAL MATH FUND July 31, 2006

The Critical Math Fund (the “Fund”) was launched on February 24, 2006.  The strategy of the Fund is to invest aggressively when our proprietary models indicate an uptrend in the equity markets in which we invest.  When those models indicate a downtrend, we seek to be very defensive and to attempt to limit volatility to the extent practicable.  We believe we have been very successful in utilizing these strategies.

During the period since the Fund’s inception on February 24, 2006 thru July 31, 2006, the Critical Math Fund reached greater highs than the S&P 500 Index, the Nasdaq Composite Index and the Russell 2000 Index. When the market declined in May, June and July our Fund declined less than the above-mentioned indices.  As an example, during the entire period the S&P 500 Index lost as much as 5% while the Russell 2000 Index lost as much as 9% and the Nasdaq Composite as much as 12%.  Our Fund, during the same period, was down as much as 2.3%. (Thru July 31, 2006 the Critical Math Fund was down 0.4% since inception).

The Fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 866-263-9260. The Fund charges a fee of 2.00% on redemption of shares held less than 90 days and a fee of 0.50% on redemption of shares held less than 1 year. The performance figures stated above do not reflect the deduction of these fees. Had such a fee been deducted, performance figures would have been lower. The performance figures stated above do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.   All performance figures reflect management fee waivers and expense subsidies, if any, without which performance figures would have been lower.

Our Fund invests in both equity index funds and individual equity securities. Our technical and fundamental, proprietary, rule-based models tell us when to be invested in the equity markets and when to be invested in cash instruments. Since inception, our Fund has been invested in cash instruments as high as 87% of overall assets and as low as 2%.  This percentage can be as low as zero and as high as 100%.

We believe our models have substantially fulfilled our objectives during this period. We believe that any index or any stock can at any given time be either an attractive buy or an unattractive hold.  History has shown that many stocks that have done very well for a period of time have also done very poorly in other periods.  Our models are designed to alert us to the differences and to buy, hold or sell accordingly.  While we know of no system that is 100% successful, we believe that our models have produced the kind of performance we seek.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts.   The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000® Index. The average market capitalization of companies represented in the Index is $526 million with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

The NASDAQ Composite Index tracks the more than 5,000 companies listed on the NASDAQ Stock Exchange and includes domestic and non-US companies of varying sizes. Each company represented in the index is weighted based on its market value.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Fund is distributed by Aquarius Fund Distributors, LLC

The Critical Math Fund
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 13.1%
		Iron & Steel - 3.1%
	7,861	Carpenter Technology Corp.	$ 773,522

		Oil & Gas - 8.6%
	6,900	EOG Resources, Inc.	511,635
	8,961	Occidental Petroleum Corp.	965,548
	8,125	SEACOR Holdings, Inc. *	660,969
			2,138,152
		Transportation - 1.4%
	8,100	Norfolk Southern Corp.	351,702

		TOTAL COMMON STOCKS (Cost $3,128,596)	3,263,376

		SHORT-TERM INVESTMENTS - 87.1%
		INVESTMENT COMPANY - 0.5%
	115,301	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio	115,301

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 86.6%
	$ 21,500,000	Federal Home Loan Bank, Discount Notes, 5.01%, 8/1/06	21,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $21,615,301)	21,615,301

		TOTAL INVESTMENTS - 100.2% (Cost $24,743,897) (a)	$ 24,878,677
		OTHER ASSETS & LIABILITIES - (0.2%)	(48,531)
		NET ASSETS - 100.0%	$ 24,830,146

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized tax and book appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 284,513
	Unrealized depreciation (149,733)
	Net unrealized appreciation $ 134,780

	Aggregate cost for federal income tax purposes is $24,743,897.

*	Non-Income producing security.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2006 (Unaudited)

ASSETS
Investment securities:
At cost	$ 24,743,897
At value	$ 24,878,677
Receivable for Fund shares sold	420
Dividends and interest receivable	489
Prepaid expenses and other assets	3,031
TOTAL ASSETS	24,882,617

LIABILITIES
Investment advisory fees payable	21,191
Distribution fees payable	21,189
Fund accounting fees payable	3,592
Administration fees payable	2,975
Transfer agent fees payable	2,965
Accrued expenses and other liabilities	559
TOTAL LIABILITIES	52,471
NET ASSETS	$ 24,830,146

Net Assets Consist Of:
Paid in capital	24,959,865
Accumulated net investment loss	(552)
Accumulated net realized loss from security transactions	(263,947)
Net unrealized appreciation of investments	134,780
NET ASSETS	$ 24,830,146

Shares of beneficial interest	2,493,493

Net asset value and redemption price per share (a)	$ 9.96

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%. Neither the redemption fee nor the contingent deferred sales charge will apply to shares purchased prior to June 1, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2006 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 275,042
Dividends	19,040
TOTAL INVESTMENT INCOME	294,082

EXPENSES
Investment advisory fees	105,598
Distribution fees	105,596
Administrative services fees	28,488
Professional fees	16,612
Accounting services fees	8,737
Transfer agent fees	7,735
Registration fees	6,826
Printing and postage expenses	6,826
Insurance expense	3,413
Custodian fees	3,072
Trustees' fees and expenses	820
Other expenses	911
TOTAL EXPENSES	294,634
NET INVESTMENT LOSS	(552)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(263,947)
Net change in unrealized appreciation (depreciation) of investments	134,780
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(129,167)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (129,719)

(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
July 31, 2006 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (552)
Net realized loss from security transactions	(263,947)
Net change in unrealized appreciation (depreciation) on investments	134,780
Net decrease in net assets resulting from operations	(129,719)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,040,993
Net asset value of shares issued in
reinvestment of distributions to shareholders	-
Payments for shares redeemed	(1,081,128)
Net increase in net assets from shares of beneficial interest	24,959,865

TOTAL INCREASE IN NET ASSETS	24,830,146

NET ASSETS
Beginning of Period	-
End of Period*	$ 24,830,146
* Includes accumulated net investment loss of:	$ (552)

SHARE ACTIVITY
Shares Sold	2,599,422
Shares Reinvested	-
Shares Redeemed	(105,929)
Net increase in shares of beneficial interest outstanding	2,493,493

(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period
	Ended
	July 31, 2006
	(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.00)	(4)
Net realized and unrealized
loss on investments	(0.04)
Total from investment operations	(0.04)

Net asset value, end of period	$ 9.96

Total return (2)	(0.40%)

Net assets, end of period (000s)	$ 24,830

Ratio of expenses to average
net assets	2.79%	(3)
Ratio of net investment loss
to average net assets	(0.01%)	(3)

Portfolio Turnover Rate	607%

(1)	The Critical Math Fund commenced operations on February 24, 2006.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Annualized.
(4) Amount rounds to less than $0.01 per share

See accompanying notes to financial statements.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

1.

ORGANIZATION

The Critical Math Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).   If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $75,579,949 and $72,187,406, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2006, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.99% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLS (“FCS”), another affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.   Under the terms of such agreement, FCS is paid an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agent services to the Fund. GFS has its principal office at 450 Wireless Boulevard, Hauppauge, New York 11788. GFS’ compensation for providing such services and necessary personnel is:

Administration.  The Fund pays GFS a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

* The Fund is subject to a certain annual minimum fee and fees may also be subject to certain discounts.

Fund Accounting.  Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

* These fees may be subject to certain discounts.

Transfer Agent.  For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares, including exchanging their shares for shares of another fund, after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2006, the Fund assessed no redemption fees.

The Critical Math Fund

EXPENSE EXAMPLES

July 31, 2006 (Unaudited)

As a shareholder of the Critical Math Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 24, 2006 (commencement of operations) through July 31, 2006.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/24/06	Ending Account Value 7/31/06	Expenses Paid During Period 2/24/06 – 7/31/06	Expense Ratio During Period ** 2/24/06 – 7/31/06
Actual	$1,000.00	$996.00	$11.98*	2.79%

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period 2/1/06 – 7/31/06	Expense Ratio During Period ** 2/1/06 – 7/31/06
Hypothetical*** (5% return before expenses)	$1,000.00	$1,010.96	$13.91****	2.79%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (157) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full sixth months ended 7/31/06.

****Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

182 Tamarack Circle

Skillman, New Jersey 08558

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/06

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/06